Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES:
Net income	$ 127,150	$ 135,151	$ 118,194
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,580	3,404	2,546
Deferred tax expense (benefit)	2,121	(2,702)	1,441
Gain on disposal of property and equipment	(47)	(29)	(89)
Net realized gain on investments	(2,252)	(589)	(6,723)
Net unrealized gain on investments	(3,170)	(1,390)	(2,684)
Change in allowance for expected credit losses on investments	(187)	(29)	(368)
Change in fair value of derivative financial liabilities	0	4,928	27,289
Share-based compensation expense	6,795	4,628	3,249
Leases expenses	1,918	3,083	771
Amortization of net premium on investments	2,949	2,156	2,083
Non cash adjustment for differences in tax basis	(2,308)	(312)	(1,949)
Change in:
Premiums receivable	(18,262)	(10,833)	(34,815)
Reinsurance recoverables	(7,953)	(2,614)	(28,671)
Ceded unearned premiums	(856)	(15,300)	(3,604)
Deferred policy acquisition costs, net of ceding commission	(3,568)	(1,783)	(7,331)
Accrued investment income	(125)	(3,422)	(4,909)
Other assets	(2,503)	(4,697)	(1,809)
Reserve for unpaid loss and loss adjustment expenses	4,096	82,145	75,853
Unearned premiums	4,653	21,719	53,665
Insurance and reinsurance payables	5,820	345	(650)
Operating lease liabilities payments	(3,079)	(2,706)	(913)
Other liabilities	(6,634)	(1,683)	6,032
Net cash provided by operating activities	108,138	209,470	196,608
INVESTING ACTIVITIES
Purchase of equity securities and other investments	(8,480)	(14,495)	(17,368)
Purchase of fixed maturity securities available-for-sale	(221,148)	(338,946)	(313,002)
Proceeds from fixed maturity securities held to maturity	11	85	526
Proceeds from sale/maturity of fixed maturity securities available-for-sale	187,535	102,178	59,031
Proceeds from sale of equity securities and other investments	19,931	14,064	34,976
Purchases of property and equipment and Intangible assets	(944)	(6,628)	(3,248)
Proceeds from sale of property and equipment	47	29	89
Change in term deposits	670	104,467	(73,802)
Change in short-term investments	58,308	(47,321)	223,534
Acquisition of a subsidiary	0	0	(1,101)
Net cash from (used in) investing activities	35,930	(186,567)	(90,365)
FINANCING ACTIVITIES
Dividends paid	(46,197)	(26,527)	(1,749)
Repurchase of common shares under share repurchase program	(61,922)	(23,153)	(31,090)
Warrants redemption	0	0	(16,324)
Proceeds from issuance of common stock under Employee Stock Purchase Plan	664	0	0
Net cash flows used in financing activities	(107,455)	(49,680)	(49,163)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	36,613	(26,777)	57,080
Cash, cash equivalents and restricted cash at the beginning of the year	168,246	195,023	137,943
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	204,859	168,246	195,023
Supplemental Cash Flow Information:
Income tax paid	$ (321)	$ (4,620)	$ (6,635)